Note 7 - Contractual Obligations (Details Textual)														6 Months Ended	12 Months Ended
		Aug. 14, 2025	May 14, 2025	Mar. 28, 2025	Feb. 25, 2025	Feb. 10, 2025 USD ($) $ / shares	Jan. 08, 2025 USD ($)	Dec. 17, 2024	Nov. 08, 2024	Nov. 08, 2024	Dec. 01, 2022 USD ($) $ / shares	Sep. 22, 2022 USD ($)	Apr. 23, 2021 CAD ($) shares	Mar. 31, 2025	Sep. 30, 2025 CAD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Aug. 08, 2025 USD ($)	Jan. 01, 2025 USD ($)	Sep. 30, 2023
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement															231,000	130,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares															$ 35.48	$ 1.84
Number of share options outstanding in share-based payment arrangement															359,950	340,400	359,950			212,161
Number of share options forfeited in share-based payment arrangement	[1]														55,750
Number of share options exercised in share-based payment arrangement		4,000	1,400	5,000	15,000			9,500	12,000	19,000					155,700
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement															600
Chief medical officer [member]
Statement Line Items [Line Items]
Signing bonus						$ 50,000					$ 35,000
Annual salary						$ 400,000					$ 205,000
Number of share options granted in share-based payment arrangement						100,000					60,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)						$ 35					$ 8.25
Number of share options outstanding in share-based payment arrangement							45,000
Number of share options forfeited in share-based payment arrangement							30,000								30,000
Number of share options exercised in share-based payment arrangement														15,000
Termination payout							$ 51,250
Chief science officer [member]
Statement Line Items [Line Items]
Signing bonus												$ 45,000
Annual salary												$ 180,000
Board agreement, monthly fees																			$ 33,333.33
Chief science officer [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement												100,000
Share-based payment arrangement, vesting period (Month)												5 years
Vesting percentage, grant date												25.00%
Vesting percentage, over three years after grant date												75.00%
Chief operating officer (COO) [member]
Statement Line Items [Line Items]
Annual salary																$ 104,000		$ 250,000
License agreement with UIC [member]
Statement Line Items [Line Items]
Signing fee													$ 100,000
Option fees													15,000
Signing fee, net of option fee													$ 105,502
Signing fee, shares issued (in shares) | shares													12,600
Percentage of royalties, net sales under one billion													3.00%
Percentage of royalties, net sales over two billion													4.50%
Percentage of sublicensee royalties, sales under 7.5 million													12.00%
Percentage of sublicensee royalties, sales over 7.5 million													10.00%
Minimum annual royalty payments, year one													$ 0
Minimum annual royalty payments, year three													5,000
Minimum annual royalty payments, year four													15,000
Minimum annual royalty payments, year five													35,000
Minimum annual royalty payments, year six and thereafter													50,000
Minimum royalty payments, first commercial sale													250,000
Milestone payments, prior to sublicensing agreement or change of control, phase one													10,000
Milestone payments, prior to sublicensing agreement or change of control, phase two													50,000
Milestone payments, prior to sublicensing agreement or change of control, phase three													250,000
Milestone payments, prior to sublicensing agreement or change of control, first commercial sale													2,000,000
Milestone payments, after sublicensing agreement or change of control, phase two													250,000
Milestone payments, after sublicensing agreement or change of control, phase three													500,000
Milestone payments, after sublicensing agreement or change of control, first commercial sale													2,000,000
Minimum annual royalty payments, year two													$ 0
Scientific advisory board agreements, CAD [member]
Statement Line Items [Line Items]
Hourly rate															$ 150
Scientific advisory board agreements, USD [member]
Statement Line Items [Line Items]
Hourly rate																	$ 650
Consulting agreements [member] | Bottom of range [member]
Statement Line Items [Line Items]
Hourly rate																	30
Consulting agreements [member] | Top of range [member]
Statement Line Items [Line Items]
Hourly rate																	$ 600
Consulting agreements, six full days of services [member]
Statement Line Items [Line Items]
Consultants, maximum days of service per year (Day)															36 days		36 days
Consultants, maximum hours of service per year (Hour)															288 days		288 days
Consulting agreements, six full days of services [member] | Bottom of range [member]
Statement Line Items [Line Items]
Hourly rate																	$ 400
Consulting agreements, six full days of services [member] | Top of range [member]
Statement Line Items [Line Items]
Hourly rate																	$ 600

[1]	30,000 and 25,750 options were forfeited 90 days after the termination of the services of a former Chief Medical Officer and a consultant of the Company.